DIVIDENDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
DIVIDENDS PAYABLE
Schedule of dividends payable

	12/31/2023	12/31/2022
Dividends for the fiscal year 2023	1,121,391	—
Dividends for the fiscal year 2022	—	875,008
Dividends from previous years	33,445	49,636
	1,154,836	924,644